Submission	Apr. 13, 2026
Submission [Line Items]
Central Index Key	0001600620
Registrant Name	AURINIA PHARMACEUTICALS INC.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A